Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Detailed Information About Cost of Sales Explanatory

	Year ended December 31, 2025	Nine months ended December 31, 2024

Total cost of sales is comprised of:

Cost of steel revenue	$2,318.2	$1,789.4

Cost of steel tariffs	225.0	-

Cost of freight revenue	175.3	142.7

Cost of non-steel revenue	32.0	26.3

	$2,750.5	$1,958.4

Inventories recognized as cost of sales:	$2,575.2	$1,815.7

Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales:	$24.4	$29.3